PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-        PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:

Computer, peripheral equipment and software	$78,521	$71,571
Office furniture and equipment	10,103	8,953
Leasehold improvements	5,607	5,193

	94,231	85,717
Accumulated depreciation:

Computer, peripheral equipment and software	59,696	52,645
Office furniture and equipment	5,382	4,554
Leasehold improvements	2,799	2,315

	67,877	59,514

Property and equipment, net	$26,354	$26,203

Depreciation expenses for the years ended December 31, 2014, 2015 and 2016 were $ 6,413, $ 8,163 and $ 9,253, respectively.

In 2016, the Company commenced a project for a global roll-out of its Enterprise Resource Planning systems ("ERP"). The Company capitalizes costs incurred related to the system according to ASC 350-40 "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". As of December 31, 2016, the Company capitalized an amount of $2,721, which is included in "Computer, peripheral equipment and software".